Schedule of Investments (unaudited) December 31, 2019	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
BHP Group Ltd.	489,729	$13,398,407

France — 5.0%
AXA SA	322,731	9,096,484
Cie. de Saint-Gobain	90,934	3,725,678
Engie SA	307,398	4,968,779
L’Oreal SA	40,833	12,100,446
LVMH Moet Hennessy Louis Vuitton SE	44,929	20,889,257
Orange SA(a)	316,116	4,655,501
Sanofi	191,221	19,236,528
Schneider Electric SE	92,127	9,462,245
Societe Generale SA	132,470	4,611,853
TOTAL SA	421,766	23,292,860
Vivendi SA	137,897	3,996,660

		116,036,291

Germany — 4.0%
Allianz SE, Registered	70,077	17,179,649
BASF SE	152,676	11,542,358
Bayer AG, Registered	155,518	12,710,360
Daimler AG, Registered	147,172	8,155,948
Deutsche Bank AG, Registered	345,462	2,682,281
Deutsche Telekom AG, Registered	535,774	8,762,486
E.ON SE	364,849	3,900,486
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,900	7,055,695
RWE AG	96,034	2,948,278
Siemens AG, Registered	134,696	17,620,404

		92,557,945

Japan — 3.7%
Bridgestone Corp.	108,800	4,074,681
Canon Inc.	179,150	4,923,225
Honda Motor Co. Ltd.	300,200	8,560,569
Mitsubishi UFJ Financial Group Inc.	2,158,000	11,779,394
Nissan Motor Co. Ltd.	396,900	2,323,148
Panasonic Corp.	384,300	3,640,551
Seven & i Holdings Co. Ltd.	131,720	4,851,853
Sony Corp.	209,800	14,287,829
Toyota Motor Corp.	435,300	30,898,589

		85,339,839

Netherlands — 1.3%
ING Groep NV	649,594	7,793,358
Koninklijke Philips NV	150,493	7,351,760
Unilever NV	257,679	14,817,998

		29,963,116

South Korea — 1.7%
Samsung Electronics Co. Ltd., GDR(b)	34,142	40,731,406
Samsung Electronics Co. Ltd., New, GDR(b)	35	41,755

		40,773,161

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	1,108,621	6,200,977
Banco Santander SA	2,770,772	11,601,009
Repsol SA	243,933	3,814,239
Telefonica SA	759,214	5,306,757

		26,922,982

Switzerland — 6.9%
ABB Ltd., Registered	319,991	7,722,610
Credit Suisse Group AG, Registered	394,094	5,333,404

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	496,430	$53,716,048
Novartis AG, Registered	425,443	40,376,116
Roche Holding AG, Bearer	4,655	1,478,678
Roche Holding AG, NVS	117,203	38,004,587
Swiss Re AG	47,862	5,372,644
UBS Group AG, Registered	636,904	8,040,638

		160,044,725

United Kingdom — 8.7%
Anglo American PLC	230,994	6,649,586
AstraZeneca PLC	218,804	22,049,708
Aviva PLC	654,462	3,630,125
Barclays PLC	2,687,951	6,396,738
BP PLC	3,355,057	20,960,800
Diageo PLC	393,927	16,701,972
GlaxoSmithKline PLC	829,960	19,559,929
HSBC Holdings PLC	3,442,518	26,993,470
National Grid PLC	625,781	7,828,283
Prudential PLC	431,461	8,282,169
Rio Tinto PLC	165,011	9,843,488
Royal Dutch Shell PLC, Class A	701,987	20,784,556
Royal Dutch Shell PLC, Class B	622,702	18,474,194
Standard Chartered PLC	447,088	4,219,404
Vodafone Group PLC	4,481,365	8,712,688

		201,087,110

United States — 66.5%
3M Co.	95,445	16,838,407
Abbott Laboratories	294,804	25,606,675
Alphabet Inc., Class A(a)	49,949	66,901,191
Alphabet Inc., Class C, NVS(a)	49,945	66,777,464
Amazon.com Inc.(a)	69,452	128,336,184
American Tower Corp.	73,569	16,907,628
Aon PLC	39,184	8,161,635
Apple Inc.	697,209	204,735,423
Bristol-Myers Squibb Co.	391,003	25,098,483
Caterpillar Inc.	93,532	13,812,806
Chevron Corp.	314,711	37,925,823
Citigroup Inc.	364,682	29,134,445
Coca-Cola Co. (The)	643,161	35,598,961
Colgate-Palmolive Co.	142,641	9,819,406
DuPont de Nemours Inc.	123,925	7,955,985
Emerson Electric Co.	102,261	7,798,424
Exxon Mobil Corp.	705,780	49,249,328
Ford Motor Co.	651,565	6,059,555
General Electric Co.	1,445,267	16,129,180
Goldman Sachs Group Inc. (The)	53,649	12,335,515
Honeywell International Inc.	119,608	21,170,616
HP Inc.	246,380	5,063,109
Intel Corp.	726,177	43,461,693
International Business Machines Corp.	147,257	19,738,328
Johnson & Johnson	439,078	64,048,308
Johnson Controls International PLC	132,288	5,385,444
JPMorgan Chase & Co.	522,944	72,898,394
Kimberly-Clark Corp.	57,199	7,867,722
Marsh & McLennan Companies Inc.	84,171	9,377,491
McDonald’s Corp.	125,685	24,836,613
Merck & Co. Inc.	424,296	38,589,721
Microsoft Corp.	1,272,612	200,690,912
Morgan Stanley	208,827	10,675,236
NIKE Inc., Class B	208,114	21,084,029

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PepsiCo Inc.	231,674	$31,662,886
Pfizer Inc.	923,111	36,167,489
Philip Morris International Inc.	258,654	22,008,869
Procter & Gamble Co. (The)	415,032	51,837,497
Texas Instruments Inc.	155,190	19,909,325
United Technologies Corp.	135,307	20,263,576
Walmart Inc.	236,658	28,124,437

		1,540,044,213

Total Common Stocks — 99.6% (Cost: $1,725,882,380)		2,306,167,789

Rights

Spain — 0.0%
Repsol SA, (Expires 01/21/20)(a)	232,857	110,565

Total Rights — 0.0% (Cost: $110,120)		110,565

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	4,444,603	$4,444,603

Total Short-Term Investments — 0.2% (Cost: $4,444,603)		4,444,603

Total Investments in Securities — 99.8% (Cost: $1,730,437,103)		2,310,722,957

Other Assets, Less Liabilities — 0.2%		4,836,422

Net Assets — 100.0%		$2,315,559,379

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$24,087	(a)	$163	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,516,312	2,928,291	4,444,603	4,444,603	49,956		—	—

				$4,444,603	$74,043		$163	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	37	03/20/20	$1,549	$(2,911)
FTSE 100 Index	9	03/20/20	894	4,270
S&P 500 E-Mini Index	36	03/20/20	5,816	58,475

				$59,834

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global 100 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,306,167,789	$—	$—	$2,306,167,789
Rights	110,565	—	—	110,565
Money Market Funds	4,444,603	—	—	4,444,603

	$2,310,722,957	$—	$—	$2,310,722,957

Derivative financial instruments(a)
Assets
Futures Contracts	$62,745	$—	$—	$62,745
Liabilities
Futures Contracts	(2,911)	—	—	(2,911)

	$59,834	$—	$—	$59,834

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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